Premises and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment in the accompanying consolidated balance sheets consisted of the following:

(Dollars in thousands)	Estimated Useful Life	March 31, 2022	December 31, 2021
Building and building improvements	30 years or 3 - 10 years	$12,172	$12,156
Land		3,894	3,894
Equipment	3 - 5 years	4,638	4,308
Leasehold improvements	3 - 10 years	2,935	2,888
Furniture and fixtures	3 - 5 years	2,803	2,541
Construction in process		2,843	1,174

		29,285	26,961
Accumulated depreciation		(8,439)	(7,916)

		$20,846	$19,045

Premises and equipment in the accompanying consolidated balance sheets consisted of the following:

	Estimated Useful Life	December 31,
(Dollars in thousands)		2021	2020
Building	30 years	$8,404	$7,712
Building improvements	3 - 10 years	3,752	3,288
Land		3,894	2,427
Equipment	3 - 5 years	4,308	3,458
Leasehold improvements	3 - 10 years	2,888	2,222
Furniture and fixtures	3 - 5 years	2,541	1,916
Construction in process		1,174	318

		26,961	21,341
Accumulated depreciation		(7,916)	(6,185)

		$19,045	$15,156